Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement of Other Comprehensive Income [Abstract]
Net loss	$ (82,303)	$ (31,297)	$ (168,016)	$ (190,269)
Other comprehensive loss:
Unrealized loss on available-for-sale marketable securities	(78)	0	(233)	0
Total comprehensive loss	$ (82,381)	$ (31,297)	$ (168,249)	$ (190,269)